SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2026 CNY (¥)	Oct. 30, 2025 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)
Financing Receivable, Past Due [Line Items]
Loans receivable to be collected				$ 9,637				¥ 67,740
Other receivables								4,535
Debt Instrument, Issued, Principal		¥ 36,300
Debt Instrument, Interest Rate, Increase (Decrease)		3.00%
Accounts Receivable, Credit Loss Expense (Reversal)				$ 11,869	¥ 83,001	¥ 15,364	¥ 37,098
Wuhang Yungteng Logistics Company Limited [Member]
Financing Receivable, Past Due [Line Items]
Discontinued operation consideration			¥ 26,676
Loss on disposal of business			¥ 1,000
Wuhang Yungteng Logistics Company Limited [Member] | Recoverable Within One Year [Member]
Financing Receivable, Past Due [Line Items]
Long-term receivables from disposal of a subsidiary						5,000
Wuhang Yungteng Logistics Company Limited [Member] | Other Noncurrent Asset [Member]
Financing Receivable, Past Due [Line Items]
Long-term receivables from disposal of a subsidiary						¥ 6,337
Subsequent Event [Member]
Financing Receivable, Past Due [Line Items]
Other non-operating income/(loss), net	¥ 344
Unsecured Loan One [Member]
Financing Receivable, Past Due [Line Items]
Principal amount								27,120
Interest rate				8.00%	8.00%
Unsecured Loan Two [Member]
Financing Receivable, Past Due [Line Items]
Principal amount								52,584
Interest rate				4.35%	4.35%
Receivables, Net, Current								¥ 121,860
Accounts Receivable, Credit Loss Expense (Reversal)					¥ 1,228